CONVERGE DIRECT ACQUISITION (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Fair value of consideration
Cash paid at closing	$65,000,000
Cash held in escrow	30,000,000
Cash payable after a year if bank covenants satisfied	5,000,000
Fair value of common stock issued at Closing	14,875,000
Total purchase price	$114,875,000

Schedule of fair value of assets acquired and liabilities
Current assets	$33,856,000
Fixed assets	233,000
Other non-current assets	4,340,000
Intangible assets	71,000,000
Goodwill	41,528,000
Current liabilities	(30,576,000)
Other non-current liabilities	(5,506,000)
Consideration	$114,875,000

Schedule of fair value intangible asstes acquired
Intangible Assets:	Preliminary Fair Value	Life in Years	Discount Rate	Valuation Method
Customer relationships	$56,900,000	10	17.5%	Income (MPEEM)
Technology	10,500,000	5	17.5%	Income (Relief-from-Royalty)
Tradename	3,600,000	10	18.5%	Income (Relief-from-Royalty)
	$71,000,000

Intangible Asset	Life in Years
Technology	5
Tradename	3

Schedule of intangible assets on unaudited pro forma adjustments.
	For the Nine Months Ended March 31,
	2022	2021
Gross revenue	$216,685,000	$194,587,000
Cost of revenue	(183,890,000)	(167,680,000)
Gross profit	32,795,000	26,907,000

Operating expenses	(59,825,000)	(44,611,000)

Net gain/(loss)	$(27,030,000)	$(17,704,000)